CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,052	$ 815,848	$ 961
Accounts receivable	342,932	337,768	329,037
Contract assets	144,360	132,795	106,403
Amounts receivable from affiliated corporations	9,704	7,021	2,657
Income taxes		27,158
Inventories	86,568	89,590	86,064
Prepaid expenses	52,075	46,163	38,242
Other current assets	53,409	55,894	49,387
Assets held for sale	95,027
Total current assets	785,127	1,512,237	612,751
Non-current assets
Investments	1,595,000
Fixed assets	3,120,914	3,257,388	3,261,883
Intangible assets	1,059,599	907,972	1,123,257
Goodwill	515,016	535,932	535,932
Derivative financial instruments	464,990	293,157	417,788
Subordinated loan to parent corporation		342,000
Other assets	112,744	100,856	102,321
Total non-current assets	6,868,263	5,437,305	5,441,181
Total assets	7,653,390	6,949,542	6,053,932
Current liabilities
Bank indebtedness	8,301		10,118
Accounts payable and accrued charges	592,970	491,910	456,437
Amounts payable to affiliated corporations	41,506	54,675	66,534
Provisions	19,447	17,508	60,321
Deferred revenue	312,019	312,772	309,910
Income taxes	120,195		33,370
Current portion of long-term debt		5,357	10,714
Liabilities held for sale	6,629
Total current liabilities	1,101,067	882,222	947,404
Non-current liabilities
Long-term debt	4,219,598	3,264,973	3,152,394
Subordinated loan from parent corporation	1,595,000
Derivative financial instruments		34,129
Deferred income taxes	740,198	719,334	589,465
Other liabilities	131,073	112,867	115,612
Total non-current liabilities	6,685,869	4,131,303	3,857,471
Total liabilities	7,786,936	5,013,525	4,804,875
Equity
Capital stock	1,320,471	132,401	132,401
(Deficit) retained earnings	(1,392,396)	1,844,883	1,200,054
Accumulated other comprehensive loss	(62,056)	(41,828)	(83,907)
Equity attributable to shareholders	(133,981)	1,935,456	1,248,548
Non-controlling interests	435	561	509
Total equity	(133,546)	1,936,017	1,249,057
Subsequent events
Commitments and contingencies
Guarantees
Total liabilities and equity	$ 7,653,390	$ 6,949,542	$ 6,053,932